TYPE                13F-HR
PERIOD              09/30/04
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: September 30,2004

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       November 12, 2004
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total:    $  377,872
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                FORM 13F INFORMATION TABLE
                                                VALUE       SHARES/   SH/ PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER       TITLE OF CLA CUSIP  (X$1000)    PRN AMT   PRN CALLDSCRETN MANAGERSSOLE   SHARED     NONE
----------------------------------------------------------------------------------------------------- -------- --------
AAIPHARMA INCCMN            COM         00252w10         514   331,833 SH      OTHER  01                      0331,833
AMERICAN PHARMACEUTICALS PTNCOM         02886p10         607    22,000 SH      OTHER  01                  5,613    16,387
APOLLO GROUP                PUT         03760495       5,136    70,000 SH PUT  OTHER  01                 70,000
BEA SYSTEMS INC             COM         07332510      16,037 2,320,800 SH      OTHER  01              2,320,800            -
C-COR.NET CORPORATION       COM         12501010      16,995 2,011,230 SH      OTHER  01              2,011,230
CHIQUITA BRANDS             COM         17003280      14,032   806,000 SH      OTHER  01                806,000
DIAMONDS TR UNIT SER 1      UNIT SER 1  25278710      30,261   300,000 SH      OTHER  01                300,000
ECOLLEGE.COM                COM         27887e10         241    25,000 SH      OTHER  01                 25,000
ERESEARCH TECHNOLOGY INC    COM         29481v10         667    50,000 SH      OTHER  01                 50,000
HARMONIC INC                COM         41316010      11,418 1,717,013 SH      OTHER  01              1,717,013
INTERWOVEN INCCMN           COM NEW     46114t50      28,604 3,950,886 SH      OTHER  01              3,950,886
KRISPY KREME DOUGHNUTS INCCMCOM         50101410       7,128   563,000 SH      OTHER  01                157,300  405,700
KRISPY KREME DOUGHNUTS INCCMPUT         50101495      31,017 2,450,000 SH PUT  OTHER  01              2,450,000
MICROSOFT CORP COM          COM         59491810      26,544   960,000 SH      OTHER  01                960,000
MULTIMEDIA GAMES INCCMN     COM         62545310         516    33,315 SH      OTHER  01                 33,315
NASDAQ 100 TR UNIT SER 1    UNIT SER 1  63110010      49,196 1,400,000 SH      OTHER  01              1,400,000
NET2PHONE INCCMN            COM         64108n10       5,432 1,686,919 SH      OTHER  01              1,686,919
NETFLIX                     COM         64110l10         691    44,800 SH      OTHER  01                      0 44,800
NOVASTAR FINANCIAL INCREIT  COM         66994740       9,152   209,900 SH      OTHER  01                 17,275192,625
NOVASTAR FINANCIAL INCREIT  PUT         66994795       3,270    75,000 SH PUT  OTHER  01                 75,000
OMNIVISION TECH INC.        COM         68212810         937    66,200 SH      OTHER  01                 66,200
OMNIVISION TECH INC.        PUT         68212895      28,017 1,980,000 SH PUT  OTHER  01              1,980,000
OPEN TEXT CORPCMN           COM         68371510       1,260    73,000 SH      OTHER  01                 73,000
OPEN TEXT CORPCMN           PUT         68371595       6,473   375,000 SH PUT  OTHER  01                375,000
OVERSTOCK.COM INC           COM         69037010       4,136   112,595 SH      OTHER  01                112,595
PALMONE INC                 COM         69713p10       1,522    50,000 SH      OTHER  01                 50,000
POWERWAVE TECHNOLOGIES INC  COM         73936310      25,275 4,103,097 SH      OTHER  01              4,103,097
PRE PAID LEGAL SERVICES INC COM         74006510       1,342    52,246 SH      OTHER  01                 10,709 41,537
REMEC INC                   COM         75954310         171    36,400 SH      OTHER  01                 36,400
SEACHANGE INTL INC          COM         81169910      19,131 1,196,458 SH      OTHER  01              1,196,458
SIEBEL SYSTEMS INC          COM         82617010      20,505 2,719,439 SH      OTHER  01              2,719,439
TASR INTL INC               COM         87651b10       2,535    67,500 SH      OTHER  01                      0 67,500
TASR INTL INC               PUT         87651b95       1,878    50,000 SH PUT  OTHER  01                 50,000
THESTREET.COM, INC.CMN      COM         88368q10       7,234 1,929,057 SH      OTHER  01              1,929,057

 /TEXT
 /DOCUMENT
 /SUBMISSION